Supplement to the
Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)

Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Morrison, Trustee as of March 19, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Charles S. Morrison
Fidelity Blue Chip Growth Fund	none	none
Fidelity Dividend Growth Fund	none	none
Fidelity Growth & Income Portfolio	none	none
Fidelity Leveraged Company Stock Fund	over $100,000	over $100,000
Fidelity Low-Priced Stock Fund	over $100,000	none
Fidelity OTC Portfolio	none	none
Fidelity Value Discovery Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
K-COM7B-14-02  December 16, 2014
1.881213.109
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Blue Chip Growth Fund	over $100,000	none	none	over $100,000
Fidelity Dividend Growth Fund	over $100,000	none	none	none
Fidelity Growth & Income Portfolio	none	none	none	none
Fidelity Leveraged Company Stock Fund	over $100,000	none	none	over $100,000
Fidelity Low-Priced Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity OTC Portfolio	none	none	none	none
Fidelity Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Blue Chip Growth Fund	none	none	none	over $100,000
Fidelity Dividend Growth Fund	none	none	none	none
Fidelity Growth & Income Portfolio	none	none	none	none
Fidelity Leveraged Company Stock Fund	none	over $100,000	none	none
Fidelity Low-Priced Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
Fidelity OTC Portfolio	none	over $100,000	none	none
Fidelity Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000